PENSION COSTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
PENSION COSTS

NOTE－ 18 PENSION COSTS

The Company is required to make contribution to their employees under a government-mandated defined contribution pension scheme for its eligible full-times employees in all countries operating in the Company. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wages level. During the nine months period ended September 30, 2025 and 2024, $216,793 and $190,251 contributions were made accordingly. During the three months period ended September 30, 2025 and 2024, $113,565 and $62,865 contributions were made accordingly.

NOTE－ 18 PENSION COSTS

The Company is required to make contribution to their employees under a government-mandated defined contribution pension scheme for its eligible full-times employees in all countries operating in the Company. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wages level. During the years ended December 31, 2024 and 2023, $236,709 and $280,402 contributions were made accordingly.